Share Capital	12 Months Ended
Jun. 30, 2025
Share Capital [Abstract]
SHARE CAPITAL

13. SHARE CAPITAL

	June 30, 2025		June 30, 2024
	Number of		Number of
	shares*	Amount	shares*	Amount
		RM		RM
Issued and fully paid ordinary shares
As at end of the year	1,765,256	23,308,795	1,765,256	23,308,795

*	Retrospectively restated for effect of reverse share split.

On May 29, 2025, ARB IOT Group Limited has effectuated reverse share split of the Company’s issued and unissued ordinary shares (the “Ordinary Share”) at a ratio 1 for 15, with a new par value of USD 0.0015 per share. This resulted each fifteen Ordinary Shares outstanding been automatically combined and converted to one issue and outstanding Ordinary Shares. Therefore, 26,437,500 issued ordinary shares were decreased to 1,765,256 ordinary shares.

All comparative figures for number of shares and per-share data have been retrospectively adjusted to reflect the reverse share split. The total share capital remained unchanged.

Owners of the Company are entitled to receive dividends as and when declared by the Company and are entitled to one (1) vote per ordinary share at meetings of the Company. All ordinary shares rank pari passu with regard to the residual assets of the Company.